Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 3, 2011
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 3, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 4, 2011
Hartford Portfolio Diversifier HLS Fund (Prospectus Summary) | Hartford Portfolio Diversifier HLS Fund | CLASS IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HPDSX

Hartford Portfolio Diversifier HLS Fund (Prospectus Summary) | Hartford Portfolio Diversifier HLS Fund
HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
INVESTMENT GOAL.
The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts issued by Hartford Life Insurance Company and its affiliates, while also preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Hartford Portfolio Diversifier HLS Fund CLASS IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets, as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hartford Portfolio Diversifier HLS Fund CLASS IB
Management fees		0.60%
Distribution and service (12b-1) fees		0.25%
Other expenses	[1]	0.09%
Total annual fund operating expenses		0.94%
Less: Contractual expense reimbursement	[2]	0.09%
Net operating expenses	[2]	0.85%
[1]	Fees and expenses are estimated for the current fiscal year.
[2]	HL Investment Advisors, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2013, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o         Your investment has a 5% return each year

o         The Fund's operating expenses remain the same

o         You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Hartford Portfolio Diversifier HLS Fund CLASS IB	87	291

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Hartford Portfolio Diversifier HLS Fund CLASS IB	87	291

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  Because the Fund had not commenced operations as of the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year is not available.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its investment goal by replicating the performance of the Portfolio Diversifier Index (the "Index").  The Index is a composite index designed by Hartford Life Insurance Company ("Hartford Life") and calculated by HL Investment
Advisors, LLC ("HL Advisors"), the Fund's investment adviser.  The Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the "Allocated Funds")
under those variable annuity contracts issued by Hartford Life and its affiliates where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a "Rider"), while also preserving the potential for modest appreciation in net asset value when markets are appreciating.  Unlike a traditional index, the Index is not determined on the basis of the performance of constituent investments, but rather is calculated by inputting certain data into a pre-set formula.  The resulting Index determines the Fund's relative allocation of assets among three separate investment strategies, or
"sleeves,"  as well as the investment profile of one of the sleeves.

The sleeves among which the Fund's assets are allocated consist of:

o   a sleeve designed to approximate the investment performance of the Barclays Capital U.S.
Aggregate Bond Index (the "Bond Sleeve");

o   a sleeve designed to approximate the performance of the S&P 500 Index (the "Equity Sleeve");
and

o   a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the "Derivative Sleeve").

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

     Sleeve            Allocation Range       Allocation Target
Bond Sleeve         20 to 60% of net assets   40% of net assets
Equity Sleeve       0 to 40% of net assets    20% of net assets
Derivative Sleeve   20 to 60% of net assets   40% of net assets

In addition to determining the relative allocation of assets among the sleeves, the Index determines the investment profile of the Derivative Sleeve.  HL Advisors calculates the
Index on a monthly basis using the pre-set formula and the following inputs: (i) data provided by Hartford Life and its affiliates regarding the aggregate allocations of Rider holders to each Allocated Fund; (ii) certain other data regarding the Rider holders and the performance of the Fund and the Allocated Funds; and (iii) certain market-related data.

Hartford Investment Management Company ("Hartford Investment Management"), the Fund's
investment sub-adviser, manages the Fund's portfolio to replicate the allocations of the
Index and the investment composition of the sleeves.  The Derivative Sleeve will be managed primarily through purchases of "short" investments in S&P 500 futures contracts (i.e., investments in futures contracts that will move inversely in value to the value of the S&P 500)
and put options, although Hartford Investment Management also may purchase call options and
"long" investments in S&P 500 futures contracts to manage exposure, as well as enter into other types of derivative contracts.  A significant portion of the Derivative Sleeve may be held in
Treasury securities and other cash investments.  The Equity Sleeve and Bond Sleeve will seek to approximate the performance of their respective indexes through direct investments in some or all of the holdings of the indexes, as well as other standard index replication strategies.

MAIN RISKS.
The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding
Risks and Investment Strategies" in the Fund's prospectus.

Fund Strategy Risk - The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates who have elected a Rider.
The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders.  Hartford Life and its affiliates have financial obligations to holders of the Riders arising from guarantee obligations under the Riders.  To the extent that the Fund's strategy is successful, Hartford Life and its affiliates will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors.  Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising.  This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract.  Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments.  In addition, there is no guarantee that the Fund's strategy will have its intended effect, and it may not work as effectively as is intended.  Depending on your particular allocation to the
Allocated Funds under a Rider, the Fund's strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds.  In particular, the Fund's investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500
Index.

Hartford Life's financial interest in reducing the volatility of overall contract value invested under the Riders, in light of its obligations under the
Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life's interest may at times conflict with the Fund's goal of preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating.  Hartford Life, HL Advisors and the Fund have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and
(ii) monitoring for compliance with the specified processes.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index and Information Risk - The data used by HL Advisors to calculate the Index may not always be current.  To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines.  In addition, when the values of investments are increasing, the Fund's value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner.  The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders.  In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the
S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Liquidity Risk - The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds fall.  Generally, the longer the maturity of a bond, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

PAST PERFORMANCE.
Because the Fund had not commenced operations as of the date of this prospectus, no performance history has been provided.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jun 4, 2011
Hartford Portfolio Diversifier HLS Fund (Prospectus Summary) | Hartford Portfolio Diversifier HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to produce investment performance that mitigates against significant declines in the aggregate value of investment allocations to equity mutual funds under certain variable annuity contracts issued by Hartford Life Insurance Company and its affiliates, while also preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity contract level and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets, as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  Because the Fund had not commenced operations as of the date of this prospectus, the Fund's portfolio turnover rate for the most recent fiscal year is not available.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Fees and expenses are estimated for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

o         Your investment has a 5% return each year

o         The Fund's operating expenses remain the same

o         You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment goal by replicating the performance of the Portfolio Diversifier Index (the "Index").  The Index is a composite index designed by Hartford Life Insurance Company ("Hartford Life") and calculated by HL Investment
Advisors, LLC ("HL Advisors"), the Fund's investment adviser.  The Index is intended to produce investment performance that may mitigate against significant declines in the aggregate value of investment allocations to the equity mutual funds (the "Allocated Funds")
under those variable annuity contracts issued by Hartford Life and its affiliates where the contract holder has elected a guaranteed benefit rider subject to an allocation requiring investment in the Fund (a "Rider"), while also preserving the potential for modest appreciation in net asset value when markets are appreciating.  Unlike a traditional index, the Index is not determined on the basis of the performance of constituent investments, but rather is calculated by inputting certain data into a pre-set formula.  The resulting Index determines the Fund's relative allocation of assets among three separate investment strategies, or
"sleeves,"  as well as the investment profile of one of the sleeves.

The sleeves among which the Fund's assets are allocated consist of:

o   a sleeve designed to approximate the investment performance of the Barclays Capital U.S.
Aggregate Bond Index (the "Bond Sleeve");

o   a sleeve designed to approximate the performance of the S&P 500 Index (the "Equity Sleeve");
and

o   a sleeve consisting of (i) a basket of derivatives that generally will increase in value if the S&P 500 Index decreases significantly in value and will generally decrease in value when the S&P 500 Index remains level or increases in value; and (ii) holdings of Treasury securities and other cash investments (the "Derivative Sleeve").

The anticipated allocation ranges for the sleeves and anticipated target allocations (i.e., expected allocations under normal market conditions) are:

     Sleeve            Allocation Range       Allocation Target
Bond Sleeve         20 to 60% of net assets   40% of net assets
Equity Sleeve       0 to 40% of net assets    20% of net assets
Derivative Sleeve   20 to 60% of net assets   40% of net assets

In addition to determining the relative allocation of assets among the sleeves, the Index determines the investment profile of the Derivative Sleeve.  HL Advisors calculates the
Index on a monthly basis using the pre-set formula and the following inputs: (i) data provided by Hartford Life and its affiliates regarding the aggregate allocations of Rider holders to each Allocated Fund; (ii) certain other data regarding the Rider holders and the performance of the Fund and the Allocated Funds; and (iii) certain market-related data.

Hartford Investment Management Company ("Hartford Investment Management"), the Fund's
investment sub-adviser, manages the Fund's portfolio to replicate the allocations of the
Index and the investment composition of the sleeves.  The Derivative Sleeve will be managed primarily through purchases of "short" investments in S&P 500 futures contracts (i.e., investments in futures contracts that will move inversely in value to the value of the S&P 500)
and put options, although Hartford Investment Management also may purchase call options and
"long" investments in S&P 500 futures contracts to manage exposure, as well as enter into other types of derivative contracts.  A significant portion of the Derivative Sleeve may be held in
Treasury securities and other cash investments.  The Equity Sleeve and Bond Sleeve will seek to approximate the performance of their respective indexes through direct investments in some or all of the holdings of the indexes, as well as other standard index replication strategies.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal
Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding
Risks and Investment Strategies" in the Fund's prospectus.

Fund Strategy Risk - The Fund is available solely to holders of variable annuity contracts issued by Hartford Life and its affiliates who have elected a Rider.
The Fund is designed to replicate the Index, which is designed to produce investment performance that may mitigate against significant declines in the values of the Allocated Funds held by Rider holders.  Hartford Life and its affiliates have financial obligations to holders of the Riders arising from guarantee obligations under the Riders.  To the extent that the Fund's strategy is successful, Hartford Life and its affiliates will benefit from a reduction of the risk arising from their guarantee obligations under the Riders, and they will have less risk to hedge under the Riders than would be the case if holders did not allocate to the Fund.

As a holder of a Rider, you also will have exposure to changes in the values of the Allocated Funds, although your particular exposure will differ from the aggregated exposure that the Index is designed to address, depending on your allocations and investment activity, among other factors.  Although the Fund may have the effect of mitigating declines in your contract value under a Rider in the event of a significant decline in equity market valuations, the strategy followed by the Fund, if successful, will also generally result in your contract value increasing to a lesser degree than the equity markets, or decreasing, when the values of equity investments are stable or rising.  This may deprive you of some or all of the benefit of increases in equity market values under your contract and could also result in a decrease in the value of your variable annuity contract.  Depending on future market conditions, you might benefit more from selecting alternative allocations under a guaranteed benefit rider (if available) or alternate investments.  In addition, there is no guarantee that the Fund's strategy will have its intended effect, and it may not work as effectively as is intended.  Depending on your particular allocation to the
Allocated Funds under a Rider, the Fund's strategy may be more or less effective in mitigating potential losses under your variable annuity contract than may be the case for others who elect a Rider and allocate contract value differently among the Allocated Funds.  In particular, the Fund's investment strategy is not as likely to be as effective with respect to allocations that have relatively lower anticipated correlation to the investment performance of the S&P 500
Index.

Hartford Life's financial interest in reducing the volatility of overall contract value invested under the Riders, in light of its obligations under the
Riders, may be deemed to present a potential conflict of interest with respect to the interests of the holders of the Riders, in that Hartford Life's interest may at times conflict with the Fund's goal of preserving the potential for modest appreciation in the Fund's net asset value when markets are appreciating.  Hartford Life, HL Advisors and the Fund have developed procedures designed to address this potential conflict by (i) specifying the processes for developing and communicating the data used to calculate the Index, calculating the Index and managing the Fund to replicate the performance of the Index and
(ii) monitoring for compliance with the specified processes.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index.
Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund's original investment.  Successful use of derivative instruments by the Fund depends on the sub-adviser's judgment with respect to a number of factors and the Fund's performance could be worse than if it had not used these instruments.  In addition, the fluctuations in the value of derivatives may not correlate perfectly with the overall securities markets.

Futures and Options Risks - Futures and options may be more volatile than direct investments in the securities underlying the futures and options, may not correlate perfectly to the underlying securities, may involve additional costs, and may be illiquid.  Futures and options also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used.  Futures and options are also subject to the risk that the other party to the transaction defaults on its obligation.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Index and Information Risk - The data used by HL Advisors to calculate the Index may not always be current.  To the extent the data, and in particular the market-related data, is outdated or inaccurate, the Derivative Sleeve may fail to hedge or may hedge less effectively against equity market declines.  In addition, when the values of investments are increasing, the Fund's value could increase to a lesser extent, or decrease to a greater extent, than would be the case if the data used to calculate the Index were current.

In addition, the Index is intended to hedge against the aggregate allocations of holders of the Riders to the Allocated Funds and not the allocation of any individual contract owner.  The Derivative Sleeve may not be successful in providing an effective hedge, and the hedge, even if effective, will benefit some Rider holders more than others, depending upon the allocations to funds selected by the holders.  In particular, contract owners whose allocations have a relatively higher anticipated correlation to the investment performance of the
S&P 500 Index will benefit to a greater extent from the hedge during periods of equity market declines.

Investment Strategy Risk - The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Fund's investment objective will be achieved.

Liquidity Risk - The risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell the investment at an advantageous time or price.  Securities that are liquid at the time of purchase may later become illiquid due to events relating to the issuer of the securities, market events, economic conditions or investor perceptions.  The value of illiquid securities may be lower than the market price of comparable liquid securities and thus negatively affect the Fund's net asset value.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds fall.  Generally, the longer the maturity of a bond, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

The Fund is subject to certain other risks, which are described elsewhere in this prospectus.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Because the Fund had not commenced operations as of the date of this prospectus, no performance history has been provided.

Hartford Portfolio Diversifier HLS Fund (Prospectus Summary) | Hartford Portfolio Diversifier HLS Fund | CLASS IB
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Hartford Portfolio Diversifier HLS Fund | CLASS IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.09%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Less: Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[2]
Net operating expenses	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	291

[1]	Fees and expenses are estimated for the current fiscal year.
[2]	HL Investment Advisors, LLC has contractually agreed to reimburse expenses (exclusive of taxes, interest expense, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual operating expenses for the Class IB shares of the Fund at the annual rate of 0.85% of the Fund's average daily net assets. This contractual arrangement will remain in effect until April 30, 2013, and shall renew automatically for one-year terms unless the Adviser provides written notice of termination prior to the start of the next term or upon approval of the Board of Directors of the Fund.